Note 10 - Loss / (Gain) Per Common Share - Calculation of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
(Loss) / Net Income	$ 1,682	$ (2,868)
Less: Deemed dividend for beneficial conversion feature of Series E Shares	0	(1,067)
Less: Deemed dividend equivalents on Series E Shares related to redemption value	0	(3,099)
Less: Dividend of Series E Shares	(915)	(932)
(Loss) / gain attributable to common shareholders	$ 767	$ (7,966)
Weighted average common shares outstanding, basic (in shares)	39,831,972	7,302,633
(Loss) / Earnings per share, basic and diluted (in dollars per share)	$ 0.02	$ (1.09)